Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) yr shares	Aug. 31, 2016 USD ($) yr shares
Significant Accounting Policies 1		1
Significant Accounting Policies 2 | shares		1.1
Significant Accounting Policies 3		51.00%
Significant Accounting Policies 4 | yr		20
Significant Accounting Policies 5		$ 93,000
Significant Accounting Policies 6		260,000
Significant Accounting Policies 7		93,500
Significant Accounting Policies 8		27,583
Significant Accounting Policies 9		31,382
Significant Accounting Policies 10		10,000
Significant Accounting Policies 11		185,459
Significant Accounting Policies 12		$ 276,560
Significant Accounting Policies 1	1
Significant Accounting Policies 2 | shares	1.1
Significant Accounting Policies 3	220,000,000
Significant Accounting Policies 4	$ 0.001
Significant Accounting Policies 5	51.00%
Significant Accounting Policies 6	50.00%
Significant Accounting Policies 7 | yr	20
Significant Accounting Policies 8	$ 2,533,000
Significant Accounting Policies 9	93,000
Significant Accounting Policies 10	43,515
Significant Accounting Policies 11	27,583
Significant Accounting Policies 12	209,034
Significant Accounting Policies 13	$ 185,459